Finance Leases (Tables)	12 Months Ended
Dec. 31, 2025
Finance Leases [Abstract]
Schedule of Components of Lease Expense

The components of lease expense for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Statement of	For the years ended December 31,
	Income Location	2025	2024	2023
Lease costs
Finance lease expense	Cost of goods sold	$444,348	$622,203	$338,627

Schedule of Maturity of Lease Liabilities

Maturity of lease liabilities under the finance leases as of December 31, 2025 were as follows:

For the years ending December 31,	Amount
2026	$353,362
Total lease payments	353,362
Less: interest	(17,171)
Present value of finance lease liabilities	$336,191
Finance lease liabilities, current	$336,191
Finance lease liabilities, non-current	$-